Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 01, 2023	Jun. 30, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted					$ 1.48	$ 6.32
Stock based compensation			$ 506	$ 1,905	$ 7,021	$ 10,308
Number of share options exercised					0
Intrinsic value of stock options exercised						1,300
Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense related to unvested share-based awards			$ 1,600
Number of performance restricted stock units vested					0
Fair value of units vested						1,000
Performance Restricted Stock Units [Member] | Nonprobable Performance Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense related to unvested share-based awards					$ 1,700
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance restricted stock units vested					76,539
Fair value of units vested					$ 100	$ 300
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					18 months
Service Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense related to unvested share-based awards					$ 13,600
Period for recognition of unrecognized expense					2 years 2 months 12 days
2018 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			7,231,663		3,102,231
2018 Stock Option and Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for future issuance	2,425,596
2018 Stock Option and Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage applied to the outstanding shares as annual increase in the number of shares authorized for issuance					4.00%
Term of award					10 years
Vesting period					4 years
2018 Stock Option and Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					18 months
2019 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			593,239		593,239
Annual Increase In Aggregate Number Of Shares Reserved For Future Issuance		1,000,000
Stock based compensation					$ 100
Percentage of purchase price of common stock under the ESPP			85.00%		85.00%
Common stock purchased			0		120,013	25,563
Stock issued, price per shares					$ 0.96	$ 5.53
2019 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for future issuance	0
2019 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage applied to the outstanding shares as annual increase in the number of shares authorized for issuance		1.00%
Stock based compensation						$ 100